Janus Aspen Preservation Series - Growth | Service Shares
PORTFOLIO SUMMARY Janus Aspen Preservation Series – Growth (formerly named Janus Aspen Protected Series – Growth)
INVESTMENT OBJECTIVE
Preservation Series – Growth seeks long-term growth of capital and capital preservation.
FEES AND EXPENSES OF THE PORTFOLIO
This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio. Owners of variable insurance contracts that invest in the Shares should refer to the variable insurance contract prospectus for a description of fees and expenses, as the following table and examples do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a contract. Inclusion of these charges would increase the fees and expenses described below.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Janus Aspen Preservation Series - Growth Service Shares Service Shares, Janus Aspen Preservation Series - Growth
Operating Expenses Column [Text]		Service Shares
Management Fees		0.64%
Distribution/Service (12b-1) Fees		0.25%
Other Expenses		3.31%
Capital Protection Fee		0.62%
Remaining Other Expenses		2.69%
Total Annual Fund Operating Expenses	[1]	4.20%
Fee Waiver	[1]	2.58%
Total Annual Fund Operating Expenses After Fee Waiver	[1]	1.62%
[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding the distribution and shareholder servicing fees, administrative services fees payable pursuant to the Transfer Agency Agreement, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed between 1.35% and 1.50%, depending on the amount of the capital protection fee. Additional detail regarding the application of the fee waiver is described under “Fees and Expenses” in the “Additional Information about the Portfolio” section of the Prospectus. The contractual waiver may be terminated or modified prior to May 1, 2015 only at the discretion of the Portfolio’s Board of Trustees.

EXAMPLE:
The following Example is based on expenses without waivers. The Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated, reinvest all dividends and distributions, and then redeem all of your Shares at the end of each period. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses, including the maximum amount of the capital protection fee, without waivers, remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Janus Aspen Preservation Series - Growth Service Shares Service Shares, Janus Aspen Preservation Series - Growth	Service Shares	422	1,275	2,142	4,372

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 67% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Portfolio seeks growth of capital to the extent consistent with maintaining protection against significant downside movement of the net asset value (“NAV”) per share of each share class of the Portfolio. Specifically, the portfolio manager manages the Portfolio’s assets in an effort to ensure that the NAV for any share class will not fall below 80% of the highest NAV attained separately by each share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items (for each share class, the “Protected NAV”). A reduction of the NAV can be described further by using distributions as an example. In the event the Portfolio declares dividends from net investment income and capital gains distributions, which normally occurs in June and December, the Protected NAV per share will be adjusted down so that the relative protection level remains at the level in place prior to the distribution. While the Protected NAV per share is changed as a result of a distribution, the protected value of your account balance does not change, assuming the reinvestment of the distribution. For example, on a day the highest NAV per share of a share class is reached at $11.00, the Protected NAV per share is set at $8.80, which is 80% of the highest NAV per share. When the highest NAV per share increases to $12.50, the Protected NAV per share is set at $10.00, which is 80% of the highest NAV. On a day the NAV per share is $12.00, the Portfolio declares a per share distribution of $1.00. The result of the distribution is that the NAV per share is reduced from $12.00 to $11.00. The Protected NAV per share is also reduced so that the Protected NAV per share is the same relative to the post-distribution NAV per share of $11.00 as it was to the pre-distribution NAV per share of $12.00. The Protected NAV per share of $10.00 was 83.3% of the pre-distribution NAV per share of $12.00 per share and the post-distribution Protected NAV per share is adjusted to $9.17, which is 83.3% of the post-distribution NAV per share. Additional information regarding how the Protected NAV per share is adjusted following a distribution is included in Appendix A. The reduction for extraordinary expenses and extraordinary items from the NAV would have a similar result on the Protected NAV.

In general, protection for the Portfolio means, as the NAV per share for a share class rises above the highest level previously attained, the Protected NAV also rises and becomes the new Protected NAV regardless of whether the share class’ NAV per share subsequently declines or fails to achieve a new high threshold. However, as a share class’ NAV declines towards the Protected NAV, more of the Portfolio’s assets will be comprised of cash and other investments, called the “Protection Component,” as further described below. The fees and expenses that you pay as an owner of a variable insurance contract have no impact on the NAV or the Protected NAV of the Portfolio.

In order to minimize the effect of equity market volatility on the NAV per share for a share class, the Portfolio allocates its assets between two investment components. Through its first component, the “Equity Component,” the Portfolio seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. The Equity Component may also consist of derivatives such as swaps, futures, and options. Through its second component, the “Protection Component,” the Portfolio seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. Due to equity market conditions and the Portfolio’s overall risk profile, the amount of Portfolio assets allocated to the Protection Component may, at times, be significant. The Portfolio’s allocation between the Equity Component and the Protection Component will vary over time. Up to 100% of assets may be allocated to either component.

The portfolio manager applies a “bottom up” approach in choosing common stock investments for the Equity Component. In other words, the portfolio manager looks at companies one at a time to determine if a company is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies. As part of the Equity Component, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

As part of either component, the Portfolio may also take long or short positions in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Portfolio may invest include options, futures, swaps, warrants, and forward exchange contracts. The Portfolio may use derivatives to hedge, to earn income or enhance returns, as a substitute for securities in which the Portfolio invests, to increase or decrease the Portfolio’s exposure to a particular market, to adjust the Portfolio’s currency exposure relative to its benchmark index, to gain access to foreign markets where direct investment may be restricted or unavailable, to manage the Portfolio’s risk profile, or to invest in volatility (such as to gain exposure to a volatility index).

In an effort to protect against significant downward movement of the NAV per share for a share class, the Portfolio has entered into a Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”). Pursuant to the Capital Protection Agreement, under certain conditions, the Capital Protection Provider will provide capital protection to the Portfolio (the “Protection”) in the event that either share class’ NAV per share falls below its Protected NAV. Either share class falling below its Protected NAV will trigger the Protection and likely liquidation of the Portfolio and each of its share classes, regardless of whether the NAV of the other share class is above its Protected NAV. The Capital Protection Provider has agreed to initially extend $500 million in aggregate protection coverage to the Portfolio with such amount being reviewed periodically to determine whether additional coverage is necessary or available to support the Portfolio’s rising assets (the “Maximum Settlement Amount”). As such, under the Capital Protection Agreement, the NAV of each share class is protected to at least the Protected NAV for such share class, subject to an aggregate limit on the overall payout to the Portfolio of the Maximum Settlement Amount. In the event that the Protection is triggered, meaning at least one share class’ NAV is below its Protected NAV, the Capital Protection Provider is obligated to pay the Portfolio the “Settlement Amount,” which is the lesser of (i) the sum of the shortfall amounts per share class (the “Aggregate Shortfall Amount”) and (ii) the Maximum Settlement Amount. For each share class, the shortfall amount is calculated by first establishing, among those share classes that have a NAV below their Protected NAV, the highest percentage difference among all of those share classes between the Protected NAV per share and the then-current NAV per share, and applying that percentage to each Portfolio share class’ then-current NAV per share. The Aggregate Shortfall Amount is thus allocated on a pro rata basis to each share class.

In order to comply with the terms of the Capital Protection Agreement, the Portfolio must provide certain information to the Capital Protection Provider and the portfolio manager is required to manage the Portfolio within certain risk parameters as identified on a daily basis by the Capital Protection Provider based on a risk allocation methodology. This risk allocation methodology factors in, among other things, market volatility, the Portfolio’s exposure to industries, sectors, or countries, and liquidity of the Portfolio’s holdings. In general, as equity markets are rising, the Portfolio’s allocation to the Equity Component will rise with a goal of taking advantage of any potential future market increase, and as equity markets are falling, the portfolio manager will allocate more of the Portfolio’s assets to the Protection Component in an effort to protect the Portfolio from potential ongoing decreases in the market. The Portfolio’s asset allocation will vary over time depending on equity market conditions and the portfolio composition. As a result, the Portfolio’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds.

The Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of the Portfolio and the Capital Protection Provider. Under certain circumstances, the Capital Protection Agreement may be terminated prior to the expiration of any effective term, which in any case would become the “Termination Date.” Only shareholders who hold their shares and sell those shares on such Termination Date are entitled to receive the Protected NAV from the Portfolio. In the event of such termination of the Capital Protection Agreement, the Portfolio will be converted to cash and cash equivalents, the Capital Protection Provider will pay the Portfolio any amounts due related to the Protection, and the Portfolio is expected to be liquidated. This Prospectus serves as advance notice to you of any such liquidation. There are limited circumstances in which the Protection also terminates on the Termination Date, meaning the Capital Protection Provider is not obligated to pay any amounts to the Portfolio even where the NAV of a share class is below its Protected NAV. These circumstances are described further below under “Principal Investment Risks” as “Capital Protection Termination Risk.”

In the event the Protection is triggered, the Portfolio’s assets will no longer be managed in accordance with the investment objective and principal investment strategies described herein. Rather, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed in an effort to maintain at least the Portfolio’s NAV as of the Termination Date. As such, the portfolio manager may decide to maintain the Portfolio’s cash position and/or invest in similar investments, including, but not limited to, overnight repurchase agreements. While the Portfolio is intended to be managed by the portfolio manager to maintain the NAV as of the Termination Date, it is important to understand that after the Termination Date, your investment will no longer be protected at 80% of the highest NAV attained by your share class, and as a result, you could lose money. The Portfolio’s assets will remain in cash and cash equivalents until the Portfolio is liquidated, which is expected to occur within 120 days after the Termination Date, but with the ability to reconsider final liquidation at the Portfolio’s discretion.

It is important to understand that the Capital Protection Agreement is a financial product that is intended to protect the Portfolio against significant market declines and does not in any way constitute any form of insurance. The Capital Protection Agreement and the Protection it offers is separate from, and unrelated to, any benefit provided by the insurance company or qualified plan through which you hold your shares. In addition, the Capital Protection Provider is not an insurance company or an insurance provider, nor is it acting as an adviser or subadviser for the Portfolio.
PRINCIPAL INVESTMENT RISKS
The biggest risk is that the Portfolio’s returns will vary, and you could lose money, despite the Capital Protection Agreement. Common stocks tend to be more volatile than many other investment choices. Because the NAV per share for a share class is protected to at least 80%, and not 100%, of its highest attained NAV since the inception of the share class (as reduced to account for dividends, distributions, any extraordinary expenses, and certain extraordinary items), it is possible that in the event that equity markets fall, you could lose money, even if the Protection is triggered. In addition, if the Capital Protection Agreement does not work as intended or has been terminated, you could lose money. Because the Protected NAV is reduced by dividends, distributions, any extraordinary expenses, and certain extraordinary items, the amount of Protection could be less than 80% of the highest attained NAV for your class of shares, meaning the Protected NAV does not become a static number that only increases. To the extent that the protected amount owed to the Portfolio exceeds the Maximum Settlement Amount ($500 million), none of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will cover any shortfall amount, so you could lose money including amounts that would have otherwise been protected.

The Protected NAV for each share class will be posted on the Janus websites at janus.com/variable-insurance. Any change to the Protected NAV is expected to be updated within one business day. Because either share class falling below its Protected NAV can alone trigger the Protection and liquidation of the Portfolio, shareholders should review the Protected NAV for each share class prior to purchasing shares of this Portfolio, keeping in mind that each share class has different fees and expenses that impact the NAV.

Allocation Risk. Because there are risk parameters within which the portfolio manager must manage the Portfolio’s assets in order to maintain the Protection, the Portfolio’s ability to take certain investment actions that the portfolio manager might otherwise take will be limited. More specifically, complying with the provisions of the Capital Protection Agreement will impact the Portfolio’s allocation of assets to and within the Equity Component during the life of the Portfolio, may not allow the Portfolio to be fully invested in the Equity Component and will affect the portfolio manager’s ability to respond to changing equity market conditions. This limits the Portfolio’s ability to capture certain market gains when the allocations are more heavily weighted to the Protection Component. Conversely, as equity markets are rising or displaying signs of relative stability, the Portfolio may have more of the portfolio weighted towards assets considered to have higher risk which could increase the potential for loss of return for the Portfolio. Generally, the risk parameters will lead the portfolio manager to take certain investment actions that he otherwise would not take when allocating the Portfolio’s assets between and within the Equity Component and the Protection Component. This allocation process can have an adverse effect on the performance of the Portfolio, especially during periods of increased equity market volatility. The risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV and, if successful, protection payments are not triggered. It is possible, however, that the risk allocation methodology may not work as designed or intended and may cause the Portfolio to trigger the Protection, resulting in the termination of the Portfolio. In addition, the allocation of the Portfolio’s assets between and within the Equity Component and the Protection Component will likely result in a high portfolio turnover rate and additional transaction costs, such as brokerage commissions, which can impact the Portfolio’s returns. Because the portfolio manager allocates the Portfolio’s assets between and within the Equity Component and Protection Component daily according to a risk allocation methodology, there is the risk that a sudden intraday market drop may occur before the Portfolio’s Equity Component exposure can be reduced. Additionally, if the Portfolio fails to allocate its assets according to the risk allocation methodology, the Capital Protection Provider will have the option to terminate the Capital Protection Agreement, resulting in the Portfolio allocating 100% of its assets solely to cash and the expected commencement of the Portfolio’s liquidation process. Under these circumstances, the Capital Protection Provider will pay any amounts it is obligated to pay to the Portfolio.

Market Underperformance Risk. The Portfolio’s use of the risk allocation methodology and the resulting allocation between and within the Equity Component and the Protection Component may cause the Portfolio to underperform its primary benchmark and/or other similarly situated growth funds. This underperformance may be a result of the portfolio manager’s inability to reallocate Portfolio assets to respond to rising equity market conditions as quickly as another fund that invests primarily in equity securities. In addition, to maintain compliance with the risk parameters, the Portfolio may need to liquidate a position, or forego an investment that could have otherwise contributed to Portfolio performance. Under certain circumstances, the Capital Protection Agreement may require that all of the Portfolio’s assets be fully allocated to the Protection Component, thus limiting the upside potential for Portfolio returns during this period. The use of the risk allocation methodology may also impact the Portfolio’s performance in the event that it does not work as intended, potentially subjecting the Portfolio to additional expenses as a result of increased trading or allocating a larger portion of the Portfolio’s assets than necessary to either the Equity Component or Protection Component. Because the Portfolio may reallocate its assets between and within the Equity Component and the Protection Component as frequently as daily, the Portfolio’s reallocation will likely cause it to experience an increase in its portfolio turnover rate resulting in higher costs, which will have a negative effect on the Portfolio’s performance, particularly during periods of relative instability in equity markets. The Portfolio’s payment of the capital protection fee to the Capital Protection Provider may also result in the Portfolio underperforming its primary benchmark and/or other similarly situated growth funds that do not pay a protection fee.

Capital Protection Termination Risk. There is a risk that the Protection could terminate and the Portfolio liquidate without any obligation of the Capital Protection Provider or the Parent Guarantor to make payment to the Portfolio. The terms and conditions of the Capital Protection Agreement are designed to protect against certain market risks inherent in any equity investment. It does not protect against certain actions or omissions that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act on the part of the Portfolio, Janus Capital or certain key employees of Janus Capital, or the Portfolio’s custodian, that negatively impacts a share class’ NAV. Such events will result in the termination of the Protection without any obligation by the Capital Protection Provider, and therefore by the Parent Guarantor, to make any payment to the Portfolio. Shareholders who continue to hold shares after the Termination Date will not receive the Protected NAV but will instead receive the Portfolio’s then-current NAV at the time their shares are redeemed, which may be lower than the Protected NAV and lower than the price per share of the shareholder’s initial investment. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares is obligated to make any payment to the Portfolio or cover any shortfall. Therefore, in the event that the Protection is terminated as a result of such events, you could lose money as a result of the Portfolio losing the Protection under the Capital Protection Agreement, including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment and will not be reimbursed for any amounts paid under the Capital Protection Agreement.

Early Termination Events Risk. While the Capital Protection Agreement has an initial 10-year term that may be extended, there is a risk that the Capital Protection Agreement could terminate earlier under various scenarios at the option of the Capital Protection Provider, which are considered Early Termination Events. In such events, the Capital Protection Provider will be obligated to make the payment of the Settlement Amount, if due, to the Portfolio. At that time, each share class’ NAV should be the higher of the Protected NAV or the then-current NAV for their share class, which will include any Settlement Amount due to the Portfolio. After payment of any Settlement Amount, your Shares are no longer protected by the Portfolio, and it is possible that the NAV for each share class could decline and you could lose money. Examples of “Early Termination Events” include, but are not limited to (1) if the Portfolio, Janus Capital, or the Portfolio’s custodian, fails to comply with certain terms and conditions of the Capital Protection Agreement, including the failure to reallocate Portfolio assets when such assets fall outside the specified risk parameters, or (2) if the aggregate value of the Portfolio’s shares outstanding results in the Protection exceeding the Maximum Settlement Amount. The Portfolio is also expected to liquidate and the Capital Protection Agreement will terminate if, pursuant to the terms of the Capital Protection Agreement, the Protection is triggered. In addition, to the extent that the introduction of laws or a change of law, in each case, not known as of the date of the Capital Protection Agreement, results in a new or increased cost of capital or collateral for the Capital Protection Provider or its parent company, the Portfolio’s Board of Trustees will make a determination whether to approve the Portfolio paying such increased costs to the Capital Protection Provider or to terminate the Capital Protection Agreement. Only shareholders who hold their shares and sell those shares on the Termination Date are entitled to receive the Protected NAV from the Portfolio. Shareholders who redeem prior to the Termination Date receive the then-current NAV which will be higher than the Protected NAV for their share class and will not include any payment of the Protection.

Maximum Settlement Amount Risk. The Capital Protection Agreement currently covers the outstanding shares of each class of shares offered by the Portfolio having an aggregate protected amount up to an initial value of $500 million. If the Maximum Settlement Amount exceeds $500 million without any additional coverage being extended to the Portfolio, the Capital Protection Provider will not be liable for any Settlement Amount payment in excess of $500 million. None of the Portfolio, Janus Capital, any affiliate thereof, or any insurance company or other financial intermediary offering the shares will be responsible for any portion of the Settlement Amount, including any amounts which may exceed the Maximum Settlement Amount. Therefore, although the Protection applies, you could lose money to the extent the Aggregate Shortfall Amount exceeds the Maximum Settlement Amount including amounts that would have otherwise been protected. This means that you could receive less than 80% of your investment. In any event, as the Portfolio’s assets grow, the Portfolio intends to take such actions as may be deemed necessary, including limiting shareholder purchases, to limit the Aggregate Shortfall Amount to a level so that it does not exceed the Maximum Settlement Amount, but there is no guarantee that such efforts will be successful. There is no guarantee that the Capital Protection Provider will agree to extend coverage beyond $500 million.

Liquidation Risk. Although the risk allocation methodology is designed so that the NAV of each share class does not fall below its Protected NAV, there is the possibility that the risk allocation methodology may not work as designed or redemptions, particularly a large redemption, may impact the allocation process, and the NAV of either share class falls below its Protected NAV. If this happens, it is expected that the Portfolio will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and commence the liquidation process. Although the Portfolio intends to liquidate in a manner designed to allow clients time to transition assets out of the Portfolio (up to and potentially exceeding 120 days after a Termination Event), it is possible that the Portfolio may be liquidated immediately after termination of the Capital Protection Agreement or payment of the Settlement Amount. The NAV of one share class falling below its Protected NAV will result in the Protection being triggered and, as a result, the liquidation of the entire Portfolio, even though the NAV of the other share class remains at or above its Protected NAV. Other events described in this Prospectus may, at the discretion of the Portfolio or Capital Protection Provider, as applicable, also terminate the Capital Protection Agreement resulting in payment of the Settlement Amount and liquidation of the Portfolio. In the event the Protection is triggered, no other purchases will be permitted (except automated or scheduled purchases, as permitted by Janus Capital), and the payment of redemption proceeds may be temporarily suspended (not to exceed seven calendar days), likely from the day the Protection is triggered. As the Portfolio proceeds to liquidation, shareholders will receive the then-current NAV for their share class, which could be higher or lower than the Protected NAV. Redemptions are taxable events. This Prospectus serves as advance notice to shareholders of any rejection of purchases, suspension of the payment of redemption proceeds, and liquidation of the Portfolio. In the event that the Capital Protection Agreement is terminated and the Portfolio begins the liquidation process, Janus Capital will make such information available at janus.com/variable-insurance. Notice of the Portfolio liquidation will otherwise be provided by the insurance company or qualified plan through which you hold your shares.

Liquidation Strategy Risk. In addition, beginning on the Termination Date, the Portfolio’s assets will be converted to cash and cash equivalents and the proceeds, together with the payment from the Capital Protection Provider, if any, will be managed as cash or similar investments in an effort to maintain the Portfolio’s NAV. Because there is no guarantee that this strategy will be successful in maintaining the Portfolio’s NAV and because the capital protection will no longer be in place for the Portfolio, you could lose money, including money that was previously protected. Since the Portfolio may not liquidate for a period of time after the Termination Date, shareholders could receive a NAV below the Protected NAV.

Opportunity Cost Risk. It is possible that under the terms of the Capital Protection Agreement, the Portfolio’s allocation to the Equity Component could drop to a low level or be eliminated altogether, especially during periods of heightened volatility in equity markets. This would reduce the Portfolio’s ability to participate in upward equity market movements, and therefore, represents loss of opportunity compared to a portfolio that is fully invested in equity securities.

Counterparty Risk (Capital Protection Provider and its Parent Company). A shareholder’s ability to receive the Protected NAV from the Portfolio is dependent on the Portfolio’s ability to collect the Settlement Amount from the Capital Protection Provider pursuant to the terms of the Capital Protection Agreement or from the Capital Protection Provider’s parent under a separate parent guaranty. Portfolio transactions involving a counterparty, such as the Capital Protection Provider, are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Portfolio (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, the Portfolio’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, BNP Paribas, the parent company of the Capital Protection Provider, has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under the Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

Market Risk. The value of the Portfolio’s holdings may decrease if the value of an individual company or security, or multiple companies or securities, in the Portfolio decreases or if the portfolio manager’s belief about a company’s intrinsic worth is incorrect. Further, regardless of how well individual companies or securities perform, the value of the Portfolio’s holdings could also decrease if there are deteriorating economic or market conditions. The Portfolio’s use of the risk allocation methodology is intended to protect against significant downward movement of the NAV per share for a share class, particularly in times of heightened volatility in the equity markets, but the methodology may not protect the Portfolio if equity markets take a sudden and/or significant fall.

Growth Securities Risk. The Portfolio invests in companies after assessing their growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other stocks and may involve special risks. If the portfolio manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, reducing the Portfolio’s returns. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, “growth” stocks may perform differently from the market as a whole and other types of securities.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative’s original cost, and can therefore involve leverage. Leverage may cause the Portfolio to be more volatile than if it had not used leverage. Derivatives can be complex instruments and may involve analysis that differs from that required for other investment types used by the Portfolio. If the value of a derivative does not correlate well with the particular market or other asset class to which the derivative is intended to provide exposure, the derivative may not produce the anticipated result. Derivatives can also reduce the opportunity for gain or result in losses by offsetting positive returns in other investments. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations to the Portfolio. If the counterparty to a derivative transaction defaults, such as the Capital Protection Provider or Parent Guarantor, the Portfolio would risk the loss of the net amount of the payments that it contractually is entitled to receive. To the extent the Portfolio enters into short derivative positions, the Portfolio may be exposed to risks similar to those associated with short sales, including the risk that the Portfolio’s losses are theoretically unlimited.

Foreign Exposure Risk. The Portfolio may have exposure to foreign markets as a result of its investments in foreign securities, including investments in emerging markets, which can be more volatile than the U.S. markets. As a result, its returns and net asset value may be affected to a large degree by fluctuations in currency exchange rates or political or economic conditions in a particular country. In some foreign markets, there may not be protection against failure by other parties to complete transactions. It may not be possible for the Portfolio to repatriate capital, dividends, interest, and other income from a particular country or governmental entity. In addition, a market swing in one or more countries or regions where the Portfolio has invested a significant amount of its assets may have a greater effect on the Portfolio’s performance than it would in a more geographically diversified portfolio. To the extent the Portfolio invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due. The Portfolio’s investments in emerging market countries may involve risks greater than, or in addition to, the risks of investing in more developed countries.

Eurozone Risk. In recent years, a number of countries in the European Union (“EU”) have experienced economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world. To the extent that the Portfolio has exposure to European markets or to transactions tied to the value of the euro, these events could negatively affect the value and liquidity of the Portfolio’s investments.

Portfolio Turnover Risk. Increased portfolio turnover may result in higher costs, which may have a negative effect on the Portfolio’s performance. The risk allocation methodology utilized by the Portfolio will likely substantially increase the level of portfolio turnover.

Management Risk. The Portfolio is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Portfolio may fail to produce the intended results. The Portfolio may underperform its benchmark index or other mutual funds with similar investment objectives.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the risks of investing in the Portfolio by showing how the Portfolio’s performance has varied over time. The bar chart depicts the Portfolio’s performance during the period indicated, but does not include charges or expenses attributable to any insurance product, which would lower the performance illustrated. The Portfolio does not impose any sales or other charges that would affect total return computations. Total return figures include the effect of the Portfolio’s expenses. The table compares the average annual returns for the Service Shares of the Portfolio for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. All figures assume reinvestment of dividends and distributions. For certain periods, the Portfolio’s performance reflects the effect of expense waivers. Without the effect of these expense waivers, the performance shown would have been lower.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available at janus.com/variable-insurance or by calling 1-877-335-2687.
Annual Total Returns for Service Shares (calendar year-end)

Best Quarter: 4th Quarter 2013 9.44% Worst Quarter: 2nd Quarter 2013 1.32%
Average Annual Total Returns (periods ended 12/31/13)
Average Annual Total Returns Janus Aspen Preservation Series - Growth Service Shares	Column	Label	1 Year	Since Inception	Inception Date
Service Shares, Janus Aspen Preservation Series - Growth	Service Shares		26.45%	16.97%	Jan. 03, 2012
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)		Russell 1000® Growth Index	33.48%	23.26%	Jan. 03, 2012
Preservation Series – Growth Blended Index (reflects no deduction for fees, expenses, or taxes)		Preservation Series – Growth Blended Index	19.13%	13.57%	Jan. 03, 2012

The Preservation Series – Growth Blended Index is an internally-calculated, hypothetical combination of unmanaged indices that combines total returns from the Russell 1000® Growth Index (60%) and the Citigroup 3-Month U.S. Treasury Bill Index (40%).